RISK MANAGEMENT - Structural foreign exchange risk - Sensitivity analysis of foreign exchange effect (Details) - COP ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of risk management [abstract]
Equity, increase Ps.100 per U.S. dollar	$ 2,840	$ 13,538
Equity, decrease Ps.100 per U.S. dollar	(2,840)	(13,538)
Profit and loss before taxes, increase Ps.100 per U.S. dollar	(174,869)	(156,263)
Profit and loss before taxes, decrease Ps.100 per U.S. dollar	$ 174,869	$ 156,263